Product Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Product Information [Line Items]
Net Sales	$ 411,475	$ 348,419	$ 298,179
Keys & Locksets
Product Information [Line Items]
Net Sales	114,287	115,379	102,157
Aftermarket & OE Service
Product Information [Line Items]
Net Sales	78,717	49,586	36,487
Power Access
Product Information [Line Items]
Net Sales	68,078	60,141	56,443
Door Handles & Exterior Trim
Product Information [Line Items]
Net Sales	60,864	48,034	37,225
Driver Controls
Product Information [Line Items]
Net Sales	57,894	53,729	51,032
Latches
Product Information [Line Items]
Net Sales	24,320	14,664	9,385
Other
Product Information [Line Items]
Net Sales	$ 7,315	$ 6,886	$ 5,450
Sales | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	100.00%	100.00%	100.00%
Sales | Keys & Locksets | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	28.00%	33.00%	34.00%
Sales | Aftermarket & OE Service | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	19.00%	14.00%	12.00%
Sales | Power Access | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	16.00%	17.00%	19.00%
Sales | Door Handles & Exterior Trim | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	15.00%	14.00%	13.00%
Sales | Driver Controls | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	14.00%	16.00%	17.00%
Sales | Latches | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	6.00%	4.00%	3.00%
Sales | Other | Product Concentration Risk
Product Information [Line Items]
Percentage of Net Sales	2.00%	2.00%	2.00%